Operating Leases	12 Months Ended
Dec. 31, 2015
Operating Leases [Abstract]
OPERATING LEASES

NOTE 13 – OPERATING LEASES

The Company signed the lease for its current office space located in Rochester Michigan on December 1, 2011 at an approximate rent of $5,000 per month. The initial lease term was for three years with an option to renew for an additional two years at approximately $5,200 per month. The lease was renewed and now expires on November 30, 2016.

Minimum annual rent payments are as follows for the remainder term of the lease:

Year ended December 31, 2016	57,217
Total lease commitment	$57,217